Financial Risk Management - Summary of Sensitivity Analysis of Interest Rate Risk (Detail) - Floating interest rate [member] - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Effect of change on profit or loss if floating interest rate increases [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if floating interest rate increases	¥ (142)	¥ (94)
Effect of change on other comprehensive income if floating interest rate increases [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if floating interest rate increases	¥ 6	¥ 8